ICAP FUNDS

Semi-Annual Report

JUNE 30, 1999
------------------------------

DISCRETIONARY EQUITY PORTFOLIO

EQUITY PORTFOLIO

SELECT EQUITY PORTFOLIO

EURO SELECT EQUITY PORTFOLIO

(LOGO)
ICAP
INSTITUTIONAL CAPITAL/R

TABLE OF CONTENTS

Letter to Investors......................................................1

Investment Highlights
  Discretionary Equity Portfolio.........................................3
  Equity Portfolio.......................................................4
  Select Equity Portfolio................................................5
  Euro Select Equity Portfolio...........................................6

Schedules of Investments
  Discretionary Equity Portfolio.........................................7
  Equity Portfolio......................................................11
  Select Equity Portfolio...............................................15
  Euro Select Equity Portfolio..........................................17

Statements of Assets and Liabilities....................................20

Statements of Operations................................................21

Statements of Changes in Net Assets
  Discretionary Equity Portfolio........................................22
  Equity Portfolio......................................................23
  Select Equity Portfolio...............................................24
  Euro Select Equity Portfolio..........................................25

Financial Highlights
  Discretionary Equity Portfolio........................................26
  Equity Portfolio......................................................27
  Select Equity Portfolio...............................................28
  Euro Select Equity Portfolio..........................................29

Notes to Financial Statements...........................................30

July 6, 1999

TO ALL ICAP FUNDS INVESTORS:

During the second quarter the stock market witnessed a change in leadership away from the large-cap growth stocks which had dominated since the fourth quarter of 1997, to a broader market with strong representation of cyclicals and smaller-cap stocks. Technology stocks were generally still strong, but consumer and drug stocks faltered while basic industry and energy issues soared. The ICAP Fund Family fared well with each Fund beating its respective index for the quarter and year-to-date.

             ----------------------------------------------------------
                                                                YTD
              Portfolio/Index                  2Q 1999     Thru 6/30/99
              ----------------------------------------------------------
              Discretionary Equity Portfolio    12.29%        16.19%
              Equity Portfolio                  12.33%        16.95%
              Select Equity Portfolio           11.54%        22.76%
              S&P 500/R Index                    7.05%        12.38%
              Euro Select Equity Portfolio       1.02%         3.64%
              Morgan Stanley Capital
                International Europe Index     (0.31)%       (2.41)%

On a year-to-date basis the Equity Portfolio, the Discretionary Equity Portfolio and the Euro Select Equity Portfolio are all in the top 25% of their respective Morningstar category. The Select Equity Portfolio was ranked in the top 2% of its Morningstar category.

We believe that this change in stock market leadership, while abrupt, was decisive and rational. For some time we have felt that the large number of interest rate cuts, over 100 in total, made by leading central banks throughout Europe, Asia and Latin America would in turn provide the liquidity to lead to an eventual resumption of growth in industrial production in the world outside of North America. We also felt that as investors began to realize that there was a connection between these interest rate cuts and renewed global growth, that they would also begin to believe that the negative pricing environment that had developed during the Asian/Russian financial crisis would be alleviated. The next logical development in this sequence, once pricing was becoming less onerous, was that most companies could produce earnings above the level Wall Street was expecting. Given that these stocks were still well below their old highs, there was a lot of room for rapid stock price improvement. That was the story of the second quarter.

But as we enter the second half of 1999, many investors fear that this cycle could short-circuit. The Fed raised interest rates on June 30, Y2K is coming and stock prices are very high. While there are risks, we are optimistic that our portfolios are well positioned for the second half of 1999 and into the year 2000. We see economic improvement coming to Western Europe and Latin America plus a very strong rebound in non-Japan Asia. We also see Japan gradually bottoming and the U.S. gradually topping. In essence we see the next 12 to 18 months being the mirror image of the past two years. We would expect that this mirror image would extend from economic change to the financial markets. During the Asian financial crisis money flowed heavily to the small number of U.S. stocks which could deliver improving earnings, or perceived earnings, in that tough environment. As prosperity broadens so should the markets. Consequently, companies that produce stable earnings and are at high valuations will be hurt by even a modest rise in U.S. interest rates (which we expect), while companies with improving prospects and low valuations (regardless of capitalization size) can continue to outperform. Another way to view the current market is to look at the hundreds of billions of dollars held in General Electric and Microsoft where their business can hardly get better, compared to the $6 billion capitalizations of large industrial companies such as Dana and TRW (each with revenues of well over $12 billion and are current ICAP holdings)<F1> where business should be getting stronger. At the margin, if investors decide to spend an incremental one billion dollars on a TRW or Dana, it is going to have a substantially greater stock price impact than if it just continues to flow into the bloated capitalization of a General Electric.

In order to benefit from the resurgence in the Asian economy, ICAP analysts have been looking for direct and indirect beneficiaries of this economic recovery that meet our traditional quantitative screens. In those countries, access to capital has been reestablished, credit spreads are narrowing and their stock markets are booming. While work remains to be done, this part of the world has emerged from its financial crisis with a lower cost structure and renewed commitment to profit maximization. An improved business climate in non-Japan Asia should lead to better demand for Western products, as well as stronger demand for raw materials and less price discounting on manufactured goods which are exported from this region. Many ICAP holdings such as Citigroup, Motorola and Philips Electronics will be positively impacted by this trend, and new holdings such as Northwest Airlines have been bought to provide even greater exposure to economic improvement in this region. In general these stocks, and others we have purchased to exploit this theme, share the following characteristics: their stock prices were materially hurt during the Asian financial crisis, their earnings estimate revisions are just starting to improve and their valuations remain very low compared to the S&P 500.

As we enter the second half of 1999, we continue to believe that we are entering a period of more balanced global growth, where earnings for many companies will be sharply improving, but where interest rates may be moving modestly higher. We believe that in this environment, active managers with good stock selection will continue to be rewarded.

Thank you for your continued support.  We appreciate your business.

Sincerely,

/s/Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer

<F1> The ICAP Funds are actively managed portfolios. The companies mentioned may not be in all of the Funds.

INVESTMENT HIGHLIGHTS

ICAP DISCRETIONARY EQUITY PORTFOLIO TOTAL RETURN

               ICAP Discretionary Equity Portfolio      S&P 500 Stock Index
       12/31/94           $10,000.00                        $10,000.00
       12/31/95            13,521.18                         13,757.79
       12/31/96            16,975.94                         16,916.57
       12/31/97            21,831.30                         22,560.49
       12/31/98            24,052.54                         29,007.51
        6/30/99            26,915.27                         30,452.89

Portfolio Total Return for the period ended 6/30/99
---------------------------------------------------
One Year                                    11.10%
Average Annual Since Inception (12/31/94)   25.68%

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                        SECTOR BREAKDOWN - JUNE 30, 1999

          ICAP Discretionary Equity Portfolio          S&P 500 Stock Index
Basic Industries           3.86%                             3.41%
Capital Goods              7.22%                             7.65%
Communications            11.98%                             9.61%
Consumer Durables          5.30%                             1.87%
Consumer Services         11.30%                             4.10%
Consumer Staples           9.41%                             8.81%
Energy                     2.09%                             6.45%
Financial                 15.10%                            15.80%
Healthcare                11.59%                            11.29%
Retail                     5.51%                             6.83%
Technology                15.19%                            21.14%
Transportation             1.45%                             0.96%
Utilities                  0.00%                             2.09%

INVESTMENT HIGHLIGHTS

ICAP EQUITY PORTFOLIO TOTAL RETURN

                   ICAP Equity Portfolio      S&P 500 Stock Index
   12/31/94             $10,000.00               $10,000.00
   12/31/95              13,885.34                13,757.79
   12/31/96              17,531.43                16,916.57
   12/31/97              22,630.38                22,560.49
   12/31/98              25,215.08                29,007.51
    6/30/99              28,313.81                32,599.64

Portfolio Total Return for the period ended 6/30/99
---------------------------------------------------
One Year                                     12.42%
Average Annual Since Inception (12/31/94)    27.19%

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                        SECTOR BREAKDOWN - JUNE 30, 1999

                     ICAP Equity Portfolio    S&P 500 Stock Index
Basic Industries              3.85%                  3.41%
Capital Goods                 7.09%                  7.65%
Communications               11.68%                  9.61%
Consumer Durables             5.26%                  1.87%
Consumer Services            11.65%                  4.10%
Consumer Staples              8.42%                  8.81%
Energy                        2.30%                  6.45%
Financial                    14.98%                 15.80%
Healthcare                   11.83%                 11.29%
Retail                        5.42%                  6.83%
Technology                   15.25%                 21.14%
Transportation                2.27%                  0.96%
Utilities                     0.00%                  2.09%

INVESTMENT HIGHLIGHTS

ICAP SELECT EQUITY PORTFOLIO TOTAL RETURN

            ICAP Select Equity Portfolio  S&P 500 Stock Index
   12/31/97          $10,000.00              $10,000.00
    6/30/98           11,698.05               11,771.15
   12/31/98           11,532.85               12,857.66
    6/30/99           13,577.13               14,449.88

Portfolio Total Return for the period ended 6/30/99
---------------------------------------------------
One Year                                    21.03%
Average Annual Since Inception (12/31/97)   26.17%

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                        SECTOR BREAKDOWN - JUNE 30, 1999

                 ICAP Select Equity Portfolio   S&P 500 Stock Index
Basic Industries              0.00%                    3.41%
Capital Goods                11.61%                    7.65%
Communications                5.04%                    9.61%
Consumer Durables             4.73%                    1.87%
Consumer Services            19.69%                    4.10%
Consumer Staples             12.17%                    8.81%
Energy                        0.00%                    6.45%
Financial                    13.09%                   15.80%
Healthcare                   11.72%                   11.29%
Retail                        4.62%                    6.83%
Technology                   12.75%                   21.14%
Transportation                4.58%                    0.96%
Utilities                     0.00%                    2.09%

INVESTMENT HIGHLIGHTS

ICAP EURO SELECT EQUITY PORTFOLIO TOTAL RETURN

                    ICAP Euro Select         Morgan Stanley Capital
                    Equity Portfolio       International Europe Index
   12/31/97            $10,000.00                 $10,000.00
    6/30/98             13,368.22                  12,649.39
   12/31/98             12,739.67                  12,853.01
    6/30/99             12,603.47                  12,542.79

Portfolio Total Return for the period ended 6/30/99
---------------------------------------------------
One Year                                    (1.23)%
Average Annual Since Inception (12/31/97)    20.42%

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Morgan Stanley Capital International Europe Index is the aggregate of 15 individual European country indices. A direct investment in the Morgan Stanley Capital International Europe Index is not possible.

                        SECTOR BREAKDOWN - JUNE 30, 1999

                           ICAP Euro Select        Morgan Stanley Capital
                           Equity Portfolio      International Europe Index
Basic Industries                 8.15%                      4.60%
Capital Goods                    4.52%                      4.00%
Communications                   9.26%                     13.40%
Consumer Durables                6.90%                      5.80%
Consumer Services               12.45%                      9.70%
Consumer Staples                 7.13%                      6.90%
Energy                           2.30%                      7.50%
Financial                       23.18%                     24.20%
Healthcare                       7.72%                      8.50%
Retail                           0.00%                      4.00%
Technology                       7.18%                      4.20%
Transportation                   7.01%                      2.20%
Utilities                        4.19%                      5.00%

For country composition see page 19.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------
                 COMMON STOCKS  95.13%

                 AUTOS, TRUCKS 5.04%
      70,200     Dana Corp.                                 $3,233,587
      19,400     Ford Motor Co.                              1,094,887
     113,450     General Motors Corp.                        7,487,700
                                                          ------------
                                                            11,816,174
                                                          ------------
                 BANKS 5.53%
     118,150     Bank of America Corp.                       8,661,872
     126,100     U.S. Bancorp                                4,287,400
                                                          ------------
                                                            12,949,272
                                                          ------------

                 CHEMICALS 2.02%
     111,500     Akzo Nobel N.V. ADR                         4,724,812
                                                          ------------

                 COMMUNICATIONS - EQUIPMENT 3.96%
      47,608     Motorola, Inc.                              4,510,858
      54,850     Nortel Networks Corp.                       4,761,666
                                                          ------------
                                                             9,272,524
                                                          ------------

                 COMPUTER SYSTEMS 4.87%
      39,100     International Business Machines Corp.       5,053,675
     107,850     Xerox Corp.                                 6,369,891
                                                          ------------
                                                            11,423,566
                                                          ------------

                 DEFENSE 1.49%
      63,700     TRW Inc.                                    3,495,538
                                                          ------------

                 DRUGS, SUPPLIES 11.02%
      82,900     Baxter International, Inc.                  5,025,812
     108,900     Bristol-Myers Squibb Co.                    7,670,644
     197,700     Hoechst AG ADR                              9,094,200
     102,100     Monsanto Co.                                4,026,569
                                                          ------------
                                                            25,817,225
                                                          ------------

                 ELECTRONICS 4.24%
      98,594     Philips Electronics N.V.                    9,945,670
                                                          ------------

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------
                 FINANCIAL - MISCELLANEOUS 6.22%
     174,950     Citigroup Inc.                             $8,310,125
     132,200     Household International, Inc.               6,262,975
                                                          ------------
                                                            14,573,100
                                                          ------------

                 FOOD, TOBACCO & BEVERAGE 5.08%
      73,850     Bestfoods                                   3,655,575
     205,400     Philip Morris Cos., Inc.                    8,254,512
                                                          ------------
                                                            11,910,087
                                                          ------------
                 FOREST & PAPER, CONTAINERS 1.66%
     123,400     UPM-Kymmene Corp. ADR                       3,879,388
                                                          ------------

                 HOUSEHOLD PRODUCTS 3.87%
      84,200     Fort James Corp.                            3,189,075
     102,950     Kimberly-Clark Corp.                        5,868,150
                                                          ------------
                                                             9,057,225
                                                          ------------

                 INSURANCE 2.65%
      39,350     CIGNA Corp.                                 3,502,150
      46,450     Hartford Financial Services Group, Inc.     2,708,616
                                                          ------------
                                                             6,210,766
                                                          ------------

                 LEISURE 2.47%
     262,200     Host Marriott Corp.                         3,113,625
      61,000     Royal Caribbean Cruises Ltd.                2,668,750
                                                          ------------
                                                             5,782,375
                                                          ------------

                 LONG DISTANCE 2.94%
     123,350     AT&T Corp.                                  6,884,472
                                                          ------------

                 MEDIA 8.28%
     100,550     Dun & Bradstreet Corp.                      3,563,241
      63,900     Gannett Co., Inc.                           4,560,862
     279,300     News Corp. Ltd. Class A  ADR                8,815,406
     125,610     R.H. Donnelley Corp.                        2,457,246
                                                          ------------
                                                            19,396,755
                                                          ------------

                 MISCELLANEOUS COMMUNICATIONS 1.64%
      68,350     General Motors Corp., Class H<F1>           3,844,687
                                                          ------------

See notes to financial statements.
<F1> Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                  VALUE
----------------------------------------------------------------------

                 NON-DEFENSE CAPITAL SPENDING 1.85%
      45,750     Tyco International Ltd.                    $4,334,812
                                                          ------------

                 OIL 1.98%
      63,200     Elf Aquitaine SA ADR                        4,649,150
                                                          ------------

                 POLLUTION CONTROL 3.52%
     153,500     Waste Management, Inc.                      8,250,625
                                                          ------------
                 REGIONAL BELL OPERATING COMPANIES 6.81%
      61,250     Ameritech Corp.                             4,501,875
     143,600     Bell Atlantic Corp.                         9,387,850
      35,100     U S WEST, Inc.                              2,062,125
                                                          ------------
                                                            15,951,850
                                                          ------------

                 RETAIL 5.24%
     100,650     Dayton Hudson Corp.                         6,542,250
     108,292     Federated Department Stores, Inc.<F1>       5,732,708
                                                          ------------
                                                            12,274,958
                                                          ------------

                 SOFTWARE & SERVICES 1.37%
      58,500     Computer Associates International, Inc.     3,217,500
                                                          ------------

                 TRANSPORTATION 1.38%
      99,700     Northwest Airlines Corp.*                   3,240,250
                                                          ------------

                 TOTAL COMMON STOCKS
                    (cost $178,279,225)                    222,902,781
                                                          ------------

See notes to financial statements.
<F1> Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                     VALUE
----------------------------------------------------------------------
                 SHORT-TERM INVESTMENT  5.30%

                 MONEY MARKET 1.60%
  $3,748,696     UMB Bank Money Market Fiduciary            $3,748,696
                                                          ------------

                 COMMERCIAL PAPER 3.70%
   1,500,000     Coca-Cola, 4.87%, Due 8/2/1999              1,493,629
   5,100,000     Lucent Technologies, 4.93%, Due 8/12/1999   5,071,190
   2,100,000     Procter & Gamble, 4.75%, Due 7/1/1999       2,100,000
                                                          ------------
                                                             8,664,819
                                                          ------------

                 TOTAL SHORT-TERM INVESTMENTS
                    (cost $12,413,515)                      12,413,515
                                                          ------------

                 Total Investments 100.43%
                    (cost $190,692,740)                    235,316,296

                 Liabilities, less Cash
                    and Other Assets (0.43)%               (1,013,401)

                 NET ASSETS 100.00%                       $234,302,895
                                                          ============

See notes to financial statements.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------

                 COMMON STOCKS  98.65%

                 AUTOS, TRUCKS 5.19%
     276,500     Dana Corp.                                $12,736,281
      79,600     Ford Motor Co.                              4,492,425
     456,675     General Motors Corp.                       30,140,550
                                                          ------------
                                                            47,369,256
                                                          ------------

                 BANKS 5.59%
     465,600     Bank of America Corp.                      34,134,300
     497,100     U.S. Bancorp                               16,901,400
                                                          ------------
                                                            51,035,700
                                                          ------------

                 CHEMICALS 2.12%
     456,850     Akzo Nobel N.V. ADR                        19,359,019
                                                          ------------

                 COMMUNICATIONS - EQUIPMENT 4.15%
     190,690     Motorola, Inc.                             18,067,878
     228,250     Nortel Networks Corp.                      19,814,953
                                                          ------------
                                                            37,882,831
                                                          ------------

                 COMPUTER SYSTEMS 5.21%
     165,600     International Business Machines Corp.      21,403,800
     442,950     Xerox Corp.                                26,161,734
                                                          ------------
                                                            47,565,534
                                                          ------------

                 DEFENSE 1.56%
     259,550     TRW Inc.                                   14,242,806
                                                          ------------

                 DRUGS, SUPPLIES 10.62%
     345,950     Baxter International, Inc.                 20,973,219
     385,300     Bristol-Myers Squibb Co.                   27,139,569
     691,650     Hoechst AG ADR                             31,815,900
     432,900     Monsanto Co.                               17,072,494
                                                          ------------
                                                            97,001,182
                                                          ------------

                 ELECTRONICS 4.29%
     388,286     Philips Electronics N.V.                   39,168,350
                                                          ------------

See notes to financial statements.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------

                 FINANCIAL - MISCELLANEOUS 6.03%
     645,062     Citigroup Inc.                            $30,640,445
     515,350     Household International, Inc.              24,414,706
                                                          ------------
                                                            55,055,151
                                                          ------------

                 FOOD, TOBACCO & BEVERAGE 5.18%
     300,250     Bestfoods                                  14,862,375
     808,300     Philip Morris Cos., Inc.                   32,483,556
                                                          ------------
                                                            47,345,931
                                                          ------------

                 FOREST & PAPER, CONTAINERS 1.68%
     486,750     UPM-Kymmene Corp. ADR                      15,302,203
                                                          ------------

                 HEALTHCARE - MISCELLANEOUS 1.03%
     507,800     Tenet Healthcare Corp.<F1>                  9,426,038
                                                          ------------

                 HOUSEHOLD PRODUCTS 3.12%
     332,400     Fort James Corp.                           12,589,650
     278,700     Kimberly-Clark Corp.                       15,885,900
                                                          ------------
                                                            28,475,550
                                                          ------------

                 INSURANCE 3.19%
     167,150     CIGNA Corp.                                14,876,350
     244,200     Hartford Financial Services Group, Inc.    14,239,913
                                                          ------------
                                                            29,116,263
                                                          ------------

                 LEISURE 2.82%
   1,215,750     Host Marriott Corp.                        14,437,031
     258,400     Royal Caribbean Cruises Ltd.               11,305,000
                                                          ------------
                                                            25,742,031
                                                          ------------

                 LONG DISTANCE 2.65%
     432,795     AT&T Corp.                                 24,155,371
                                                          ------------

                 MEDIA 8.67%
     433,850     Dun & Bradstreet Corp.                     15,374,559
     270,350     Gannett Co., Inc.                          19,296,231
   1,097,300     News Corp. Ltd. Class A  ADR               34,633,531
     503,860     R.H. Donnelley Corp.                        9,856,761
                                                          ------------
                                                            79,161,082
                                                          ------------

See notes to financial statements.
<F1> Non-income producing.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                 VALUE
----------------------------------------------------------------------

                 MISCELLANEOUS COMMUNICATIONS 1.66%
     269,250     General Motors Corp., Class H<F1>         $15,145,313
                                                          ------------

                 NON-DEFENSE CAPITAL SPENDING 1.99%
     191,400     Tyco International Ltd.                    18,135,150
                                                          ------------

                 OIL 2.27%
     281,810     Elf Aquitaine SA ADR                       20,730,648
                                                          ------------

                 POLLUTION CONTROL 3.45%
     585,450     Waste Management, Inc.                     31,467,938
                                                          ------------

                 REGIONAL BELL OPERATING COMPANIES 7.21%
     247,750     Ameritech Corp.                            18,209,625
     601,700     Bell Atlantic Corp.                        39,336,138
     141,100     U S WEST, Inc.                              8,289,625
                                                          ------------
                                                            65,835,388
                                                          ------------

                 RETAIL 5.34%
     401,800     Dayton Hudson Corp.                        26,117,000
     427,858     Federated Department Stores, Inc.<F1>      22,649,733
                                                          ------------
                                                            48,766,733
                                                          ------------

                 SOFTWARE & SERVICES 1.39%
     231,100     Computer Associates International, Inc.    12,710,500
                                                          ------------

                 TRANSPORTATION 2.24%
     162,100     AMR Corp.<F1>                              11,063,325
     287,900     Northwest Airlines Corp.<F1>                9,356,750
                                                          ------------
                                                            20,420,075
                                                          ------------

                 TOTAL COMMON STOCKS
                    (cost $729,240,249)                    900,616,043
                                                          ------------

See notes to financial statements.
<F1> Non-income producing.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                     VALUE
----------------------------------------------------------------------

                 SHORT-TERM INVESTMENT  1.74%

                 MONEY MARKET 1.74%
 $15,886,088     UMB Bank Money Market Fiduciary           $15,886,088
                                                          ------------

                 TOTAL SHORT-TERM INVESTMENT
                    (cost $15,886,088)                      15,886,088
                                                          ------------

                 TOTAL INVESTMENTS 100.39%
                    (cost $745,126,337)                    916,502,131

                 Liabilities, less Cash
                    and Other Assets (0.39)%               (3,574,474)
                                                          ------------

                 NET ASSETS 100.00%                       $912,927,657
                                                          ============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited

June 30, 1999

----------------------------------------------------------------------
      NUMBER
   OF SHARES                                                     VALUE
----------------------------------------------------------------------
                 COMMON STOCKS  99.40%

                 AUTOS, TRUCKS 4.71%
      22,400     General Motors Corp.                       $1,478,400
                                                           -----------

                 BANKS 8.42%
      36,100     Bank of America Corp.                       2,646,581
                                                           -----------

                 COMMUNICATIONS - EQUIPMENT 4.37%
      14,500     Motorola, Inc.                              1,373,875
                                                           -----------

                 DEFENSE 4.44%
      25,400     TRW Inc.                                    1,393,825
                                                           -----------

                 DRUGS, SUPPLIES 9.87%
      54,400     Hoechst AG ADR                              2,502,400
      15,200     Monsanto Co.                                  599,450
                                                           -----------
                                                             3,101,850
                                                           -----------

                 ELECTRONICS 8.30%
      25,844     Philips Electronics N.V.                    2,607,013
                                                           -----------

                 FINANCIAL - MISCELLANEOUS 4.58%
      30,400     Household International, Inc.               1,440,200
                                                           -----------

                 FOOD, TOBACCO & BEVERAGE 7.64%
      59,700     Philip Morris Cos., Inc.                    2,399,194
                                                           -----------

                 HEALTHCARE - MISCELLANEOUS 1.77%
      30,000     Tenet Healthcare Corp.<F1>                    556,875
                                                           -----------

                 HOUSEHOLD PRODUCTS 4.46%
      37,000     Fort James Corp.                            1,401,375
                                                           -----------

                 LEISURE 4.16%
     110,000     Host Marriott Corp.                         1,306,250
                                                           -----------

                 MEDIA 15.42%
      35,000     Dun & Bradstreet Corp.                      1,240,313
      73,900     News Corp. Ltd. Class A  ADR                2,332,469
      65,000     R.H. Donnelley Corp.                        1,271,562
                                                           -----------
                                                             4,844,344

See notes to financial statements.
<F1> Non-income producing.

SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                  VALUE
----------------------------------------------------------------------

                 POLLUTION CONTROL 7.10%
      41,500     Waste Management, Inc.                     $2,230,625
                                                           -----------

                 REGIONAL BELL OPERATING COMPANIES 5.02%
      24,100     Bell Atlantic Corp.                         1,575,538
                                                           -----------

                 RETAIL 4.59%
      22,200     Dayton Hudson Corp.                         1,443,000
                                                           -----------

                 TRANSPORTATION 4.55%
      44,000     Northwest Airlines Corp.<F1>                1,430,000
                                                           -----------

                 TOTAL COMMON STOCKS
                    (cost $28,123,631)                      31,228,945
                                                           -----------

   PRINCIPAL
    AMOUNT
-------------
                 SHORT-TERM INVESTMENT  1.12%

                 MONEY MARKET 1.12%
    $351,093     UMB Bank Money Market Fiduciary               351,093
                                                           -----------

                 TOTAL SHORT-TERM INVESTMENT
                    (cost $351,093)                            351,093
                                                           -----------

                 TOTAL INVESTMENTS 100.52%
                    (cost $28,474,724)                      31,580,038

                 Liabilities, less Cash
                    and Other Assets (0.52)%                 (161,565)
                                                           -----------

                 NET ASSETS 100.00%                        $31,418,473
                                                           ===========

See notes to financial statements.
<F1> Non-income producing.

EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                  VALUE
----------------------------------------------------------------------
                 COMMON STOCKS  100.18%

                 AUTOS, TRUCKS 6.90%
      18,991     DaimlerChrysler AG                         $1,687,825
                                                           -----------

                 BANKS 13.90%
     105,300     Bank Austria AG ADR                         1,107,630
      22,429     ING Groep N.V. ADR                          1,233,595
       3,550     UBS AG                                      1,059,572
                                                           -----------
                                                             3,400,797
                                                           -----------

                 CHEMICALS 3.86%
      22,300     Akzo Nobel N.V. ADR                           944,962
                                                           -----------

                 COMMUNICATIONS - EQUIPMENT 13.46%
      91,300     Hellenic Telecommunications
                  Organization SA ADR                        1,010,006
      26,200     KPN N.V. ADR                                1,257,600
      63,300     Vivendi SA ADR                              1,025,536
                                                           -----------
                                                             3,293,142
                                                           -----------

                 DEFENSE 4.52%
      29,700     Lagardere S.C.A. ADR                       1,105,695
                                                           -----------

                 DRUGS, SUPPLIES 7.73%
      41,100     Hoechst AG ADR                              1,890,600
                                                           -----------

                 ELECTRONICS 7.19%
      17,434     Philips Electronics N.V.                    1,758,655
                                                           -----------

                 FOOD, TOBACCO & BEVERAGE 7.14%
      40,600     Diageo plc ADR                              1,745,800
                                                           -----------
                 FOREST & PAPER, CONTAINERS 4.29%
      33,400     UPM-Kymmene Corp. ADR                       1,050,013
                                                           -----------

                 INSURANCE 9.31%
      17,450     AXA ADR                                     1,087,353
      26,445     Royal & Sun Alliance Insurance
                  Group plc ADR                              1,189,062
                                                           -----------
                                                             2,276,415
                                                           -----------

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
      NUMBER
    OF SHARES                                                  VALUE
----------------------------------------------------------------------
                 LEISURE 8.01%
      51,500     Granada Group plc                            $955,480
      33,400     Peninsular & Oriental Steam
                  Navigation Co. ADR                         1,003,470
                                                           -----------
                                                             1,958,950
                                                           -----------

                 OIL 2.30%
       7,650     Elf Aquitaine SA ADR                          562,753
                                                           -----------

                 PUBLISHING 4.55%
     230,500     Independent News & Media plc                1,113,753
                                                           -----------

                 TRANSPORTATION 7.02%
      60,100     KLM Royal Dutch Airlines N.V.               1,716,606
                                                           -----------

                 TOTAL COMMON STOCKS
                    (cost $22,040,917)                      24,505,966
                                                           -----------

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY INDUSTRY - Unaudited (continued)

June 30, 1999

----------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                     VALUE
----------------------------------------------------------------------
                 SHORT-TERM INVESTMENT  2.30%

                 MONEY MARKET 2.30%
    $563,686     UMB Bank Money Market Fiduciary              $563,686
                                                           -----------

                 TOTAL SHORT-TERM INVESTMENT
                    (cost $563,686)                            563,686
                                                           -----------

                 TOTAL INVESTMENTS 102.48%
                    (cost $22,604,603)                      25,069,652

                 Liabilities, less Cash
                    and Other Assets (2.48)%                 (607,786)
                                                           -----------

                 NET ASSETS 100.00%                        $24,461,866
                                                           ===========

Euro Select Equity Portfolio country composition as of June 30, 1999:

             COUNTRY                                  %
             ------------------------------------------
             Netherlands                           28.2
             United Kingdom                        20.0
             France                                15.4
             Germany                               14.6
             Ireland                                4.6
             Austria                                4.5
             Finland                                4.3
             Switzerland                            4.3
             Greece                                 4.1
             ------------------------------------------
             TOTAL                               100.0%
             ------------------------------------------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES - Unaudited
June 30, 1999

----------------------------------------------------------------------------------------------------------------------
                                               DISCRETIONARY                          SELECT          EURO SELECT
                                                   EQUITY           EQUITY            EQUITY            EQUITY
                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                            $190,692,740     $745,126,337       $28,474,724      $22,604,603
                                                ============     ============       ===========      ===========

Investments, at value                           $235,316,296     $916,502,131       $31,580,038      $25,069,652
Receivable for securities sold                     1,220,035        5,384,557           552,416                _
Dividends and interest receivable                    436,330        1,867,007            61,674           48,390
Tax reclaim receivable                                57,173          206,653             5,199           43,528
Receivable from Adviser                               29,387           49,614            14,175           12,888
Other assets                                          18,473           18,407             8,690                _
                                                ------------     ------------       -----------      -----------
     Total Assets                                237,077,694      924,028,369        32,222,192       25,174,458
                                                ------------     ------------       -----------      -----------

LIABILITIES:
Payable for securities purchased                   1,568,443        6,413,237           603,642          289,380
Dividends payable                                  1,015,287        4,006,525           163,360          379,390
Accrued investment advisory fees                     151,222          596,559            18,818           20,202
Accrued expenses and other liabilities                39,847           84,391            17,899           18,477
Other liabilities                                          _                _                 _            5,143
                                                ------------     ------------       -----------      -----------
     Total Liabilities                             2,774,799       11,100,712           803,719          712,592
                                                ------------     ------------       -----------      -----------

NET ASSETS                                      $234,302,895     $912,927,657       $31,418,473      $24,461,866
                                                ============     ============       ===========      ===========
NET ASSETS CONSIST OF:
Capital stock                                        $63,452         $203,463           $11,329           $9,875
Paid-in capital in excess of par                 173,658,494      703,994,443        27,817,775       20,201,754
Undistributed net investment income                    2,740            3,313               388                _
Undistributed net realized
     gain on investments and
     foreign currency transactions                15,954,653       37,350,644           483,667        1,785,188
Net unrealized appreciation
     on investments                               44,623,556      171,375,794         3,105,314        2,465,049
                                                ------------     ------------       -----------      -----------

NET ASSETS                                      $234,302,895     $912,927,657       $31,418,473      $24,461,866
                                                ============     ============       ===========      ===========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                       100,000,000      100,000,000       100,000,000      100,000,000
Issued and outstanding                             6,345,186       20,346,265         1,132,887          987,485

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $36.93           $44.87            $27.73           $24.77
                                                      ======           ======            ======           ======

See notes to financial statements.

STATEMENTS OF OPERATIONS - Unaudited

For the Six Months Ended June 30, 1999

-----------------------------------------------------------------------------------------------------------------------
                                                 DISCRETIONARY                          SELECT         EURO SELECT
                                                     EQUITY           EQUITY            EQUITY            EQUITY
                                                   PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends<F1>                                     $2,198,978       $8,816,524          $247,205         $553,212
Interest                                             244,521          406,131            11,089           10,721
                                                ------------     ------------       -----------      -----------
Total investment income                            2,443,499        9,222,655           258,294          563,933
                                                ------------     ------------       -----------      -----------

EXPENSES:
Investment advisory fees                             866,459        3,310,681            62,206          129,437
Fund administration and accounting fees               93,825          159,630            27,274           29,072
Federal and state registration fees                   14,062           45,520             8,500            7,998
Shareholder servicing                                 12,726           24,843             8,605            8,765
Custody fees                                          12,170           30,820             1,349            2,971
Legal fees                                             8,480            8,480             8,479            8,487
Directors' fees and expenses                           7,533            7,533             7,533            7,533
Audit fees                                             6,844            6,844             4,676            4,675
Reports to shareholders                                6,074            6,124             6,124            6,024
Amortization of organization costs                     3,598            3,598                 _                _
Other                                                  3,630            4,656             2,215            2,585
                                                ------------     ------------       -----------      -----------

Total expenses before waivers
     and reimbursements                            1,035,401        3,608,729           136,961          207,547
Waivers and reimbursements
     of expenses by Adviser                        (168,942)        (298,048)          (74,755)         (78,110)
                                                ------------     ------------       -----------      -----------
Net expenses                                         866,459        3,310,681            62,206          129,437
                                                ------------     ------------       -----------      -----------

NET INVESTMENT INCOME                              1,577,040        5,911,974           196,088          434,496
                                                ------------     ------------       -----------      -----------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments                  18,905,554       51,648,355           868,341        2,886,427
Change in net unrealized appreciation
     on investments                               12,513,548       74,278,617         1,905,664      (2,234,940)
                                                ------------     ------------       -----------      -----------

Net gain on investments                           31,419,102      125,926,972         2,774,005          651,487
                                                ------------     ------------       -----------      -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $32,996,142     $131,838,946        $2,970,093       $1,085,983
                                                 ===========     ============        ==========       ==========

<F1> Net of $84,304, $334,429, $7,164 and $65,168
in foreign withholding taxes, respectively.

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                             JUNE 30, 1999       YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 1998
-------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $1,577,040          $3,134,884
Net realized gain on investments               18,905,554           3,179,531
Change in net unrealized appreciation
     on investments                            12,513,548          13,361,843
                                             ------------         -----------
Net increase in net assets resulting
     from operations                           32,996,142          19,676,258
                                             ------------         -----------

DISTRIBUTIONS PAID FROM:
Net investment income                         (1,610,075)         (3,106,991)
Net realized gain on investments                        _         (5,568,769)
                                             ------------         -----------
Net decrease in net assets resulting
     from distributions paid                  (1,610,075)         (8,675,760)
                                             ------------         -----------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                    10,273,175          57,481,356
Reinvested distributions                          559,077           8,428,247
Shares redeemed                              (13,284,294)        (28,677,907)
                                             ------------         -----------
Net increase (decrease) in
      net assets resulting
     from capital share transactions          (2,452,042)          37,231,696
                                             ------------         -----------

TOTAL INCREASE IN NET ASSETS                   28,934,025          48,232,194

NET ASSETS:
Beginning of period                           205,368,870         157,136,676
                                             ------------         -----------
End of period                                $234,302,895        $205,368,870
                                             ============        ============

TRANSACTIONS IN SHARES:
Shares sold                                       298,429           1,869,143
Reinvested distributions                           16,927             262,025
Shares redeemed                                 (386,549)           (893,947)
                                             ------------         -----------
Net increase (decrease)                          (71,193)           1,237,221
                                             ============         ===========

See notes to financial statements.

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                             JUNE 30, 1999       YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 1998
-------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $5,911,974          $8,012,437
Net realized gain (loss) on investments        51,648,355        (13,842,012)
Change in net unrealized appreciation
     on investments                            74,278,617          63,286,668
                                             ------------         -----------
Net increase in net assets resulting
     from operations                          131,838,946          57,457,093
                                             ------------         -----------

DISTRIBUTIONS PAID FROM:
Net investment income                         (6,020,942)         (7,958,317)
                                             ------------         -----------
Net decrease in net assets resulting
     from distributions paid                  (6,020,942)         (7,958,317)
                                             ------------         -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   154,763,784         407,643,663
Reinvested distributions                        1,906,213           7,620,729
Shares redeemed                              (86,827,118)       (118,898,372)
                                             ------------         -----------
Net increase in net assets resulting
     from capital share transactions           69,842,879         296,366,020
                                             ------------         -----------

TOTAL INCREASE IN NET ASSETS                  195,660,883         345,864,796

NET ASSETS:
Beginning of period                           717,266,774         371,401,978
                                             ------------         -----------
End of period                                $912,927,657        $717,266,774
                                             ============        ============

TRANSACTIONS IN SHARES:
Shares sold                                     3,801,146          10,993,859
Reinvested distributions                           47,513             197,225
Shares redeemed                               (2,070,270)         (3,197,801)
                                             ------------         -----------
Net increase                                    1,778,389           7,993,283
                                             ============         ===========

See notes to financial statements.

Select Equity Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                               JUNE 30, 1999      YEAR ENDED
                                                (UNAUDITED)   DECEMBER 31, 1998
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $196,088            $107,011
Net realized gain (loss) on investments           868,341           (384,674)
Change in net unrealized appreciation
     on investments                             1,905,664           1,199,650
                                             ------------         -----------
Net increase in net assets resulting
     from operations                            2,970,093             921,987
                                             ------------         -----------

DISTRIBUTIONS PAID FROM:
Net investment income                           (200,052)           (109,221)
                                             ------------         -----------
Net decrease in net assets resulting
     from distributions paid                    (200,052)           (109,221)
                                             ------------         -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                    19,097,205          10,047,431
Reinvested distributions                           36,557             105,755
Shares redeemed                                  (66,179)         (1,385,103)
                                             ------------         -----------
Net increase in net assets resulting
     from capital share transactions           19,067,583           8,768,083
                                             ------------         -----------

TOTAL INCREASE IN NET ASSETS                   21,837,624           9,580,849

NET ASSETS:
Beginning of period                             9,580,849                   _
                                             ------------         -----------
End of period                                 $31,418,473          $9,580,849
                                             ============         ===========

TRANSACTIONS IN SHARES:
Shares sold                                       713,221             481,241
Reinvested distributions                            1,467               4,740
Shares redeemed                                   (2,634)            (65,148)
                                             ------------         -----------
Net increase                                      712,054             420,833
                                             ============         ===========

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              JUNE 30, 1999       YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 1998
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                            $434,496            $409,656
Net realized gain (loss) on investments         2,886,427           (152,423)
Change in net unrealized appreciation
     on investments                           (2,234,940)           4,699,989
                                             ------------         -----------
Net increase in net assets resulting
     from operations                            1,085,983           4,957,222
                                             ------------         -----------

DISTRIBUTIONS PAID FROM:
Net investment income                           (434,542)           (426,390)
Net realized gain on investments                        _           (938,757)
                                             ------------         -----------
Net decrease in net assets resulting
     from distributions paid                    (434,542)         (1,365,147)
                                             ------------         -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                     3,320,824          38,237,521
Reinvested distributions                           55,107           1,365,033
Shares redeemed                               (7,599,329)        (15,160,806)
                                             ------------         -----------
Net increase (decrease) in
      net assets resulting
     from capital share transactions          (4,223,398)          24,441,748
                                             ------------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (3,571,957)          28,033,823

NET ASSETS:
Beginning of period                            28,033,823                   _
                                             ------------         -----------
End of period                                 $24,461,866         $28,033,823
                                             ============         ===========

TRANSACTIONS IN SHARES:
Shares sold                                       132,714           1,746,129
Reinvested distributions                            2,213              58,865
Shares redeemed                                 (300,049)           (652,387)
                                             ------------         -----------
Net increase (decrease)                         (165,122)           1,152,607
                                             ============         ===========

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
(For a share outstanding                           JUNE 30, 1999                  YEAR ENDED DECEMBER 31,
throughout the period)                              (UNAUDITED)       1998           1997          1996          1995<F1>
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $32.01         $30.34         $29.55         $25.42         $20.00

Income from investment operations:
  Net investment income                                 0.25           0.52           0.48           0.36           0.31
  Net realized and unrealized gain on
      investments                                       4.92           2.57           7.80           6.09           6.70
                                                     -------       --------       --------       --------        -------
     Total income from investment
      operations                                        5.17           3.09           8.28           6.45           7.01
                                                     -------       --------       --------       --------        -------

Less distributions:
  From net investment income                          (0.25)         (0.52)         (0.48)         (0.36)         (0.31)
  In excess of book net investment income                  _              _         (0.01)              _              _
  From net realized gain on investments                    _         (0.90)         (7.00)         (1.80)         (1.27)
  In excess of book net realized gain on
      investments                                          _              _              _         (0.16)         (0.01)
                                                     -------       --------       --------       --------        -------
     Total distributions                              (0.25)         (1.42)         (7.49)         (2.32)         (1.59)
                                                     -------       --------       --------       --------        -------

NET ASSET VALUE, END OF PERIOD                        $36.93         $32.01         $30.34         $29.55         $25.42
                                                     =======       ========        =======        =======        =======
TOTAL RETURN<F2>                                      16.19%         10.17%         28.60%         25.55%         35.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
      (in thousands)                                $234,303       $205,369       $157,137       $110,280        $37,362
  Ratio of expenses to average
      net assets<F3><F4>                               0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
      average net assets<F3><F4>                       1.46%          1.65%          1.37%          1.35%          1.71%
  Portfolio turnover rate                                64%           129%           131%           138%           102%

<F1> Commencement of operations after the close of business on December 31,
1994.
<F2> Not annualized for the six months ended June 30, 1999.
<F3> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.96%, 0.98%, 1.02%, 1.11% and 1.56%, and the ratio of net investment income to average net assets would have been 1.30%, 1.47%, 1.15%, 1.04% and 0.95% for 1999, 1998, 1997, 1996 and 1995,
respectively.
<F4> Annualized.

See notes to financial statements.

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                   JUNE 30, 1999                       YEAR ENDED DECEMBER 31,
                                                    (UNAUDITED)       1998           1997           1996         1995<F1>
------------------------------------------------------------------------------------------------------------------------------
(For a share outstanding
 throughout the period)

NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $38.63         $35.12         $31.16         $26.03         $20.00

Income from investment operations:
  Net investment income                                 0.29           0.50           0.37           0.31           0.28
  Net realized and unrealized gain on
      investments                                       6.25           3.51           8.57           6.49           7.45
                                                     -------        -------        -------        -------        -------
     Total income from investment
      operations                                        6.54           4.01           8.94           6.80           7.73
                                                     -------        -------        -------        -------        -------

Less distributions:
  From net investment income                          (0.30)         (0.50)         (0.37)         (0.30)         (0.28)
  In excess of book net investment income                  _              _         (0.01)              _              _
  From net realized gain on investments                    _              _         (4.59)         (1.30)         (1.41)
  In excess of book net realized gain on
      investments                                          _              _         (0.01)         (0.07)         (0.01)
                                                     -------        -------        -------        -------        -------
     Total distributions                              (0.30)         (0.50)         (4.98)         (1.67)         (1.70)
                                                     -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                        $44.87         $38.63         $35.12         $31.16         $26.03
                                                      ======        =======         ======        =======        =======

TOTAL RETURN<F2>                                      16.95%         11.42%         29.08%         26.26%         38.85%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
      (in thousands)                                $912,928       $717,267       $371,402       $149,125        $46,788
  Ratio of expenses to average
      net assets<F3><F4>                               0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
      average net assets<F3><F4>                       1.43%          1.39%          1.06%          1.15%          1.49%
  Portfolio turnover rate                                54%           133%           121%           125%           105%


<F1> Commencement of operations after the close of business on December 31,
1994.
<F2> Not annualized for the six months ended June 30, 1999.
<F3> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.87%, 0.91%, 0.97%, 1.12% and 1.44%, and the ratio of net investment income to average net assets would have been 1.36%, 1.28%, 0.89%, 0.83% and 0.85% for 1999, 1998, 1997, 1996 and 1995,
respectively.
<F4> Annualized.

See notes to financial statements.

SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
(For a share outstanding                     JUNE 30, 1999        YEAR ENDED
 throughout the period)                       (UNAUDITED) DECEMBER 31, 1998<F1>
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $22.77              $20.00

Income from investment operations:
  Net investment income                            0.21                0.28
  Net realized and unrealized gain on
      investments                                  4.97                2.78
                                                 ------              ------
     Total income from investment
      operations                                   5.18                3.06
                                                 ------              ------

Less distributions:
  From net investment income                     (0.22)              (0.29)
                                                 ------              ------
     Total distributions                         (0.22)              (0.29)
                                                 ------              ------

NET ASSET VALUE, END OF PERIOD                   $27.73              $22.77
                                                 ======              ======

TOTAL RETURN<F2>                                 22.76%              15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
      (in thousands)                            $31,418              $9,581
  Ratio of expenses to average
      net assets<F3><F4>                          0.80%               0.80%
  Ratio of net investment income to
      average net assets<F3><F4>                  2.52%               1.82%
  Portfolio turnover rate                           94%                250%

<F1> Commencement of operations after the close of business on December 31,
1997.
<F2> Not annualized for the six months ended June 30, 1999.
<F3> Net of waivers and reimbursements by the Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.76% and 3.34%, and the ratio of net investment income to average net assets would have been 1.56% and (0.72)% for 1999 and 1998, respectively.
<F4> Annualized.

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
(For a share outstanding                     JUNE 30, 1999      YEAR ENDED
 throughout the period)                      (UNAUDITED) DECEMBER 31, 1998<F1>
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $24.32              $20.00

Income from investment operations:
  Net investment income                            0.42                0.35
  Net realized and unrealized gain on
     investments                                   0.47                5.07
                                                -------             -------
     Total income from investment
        operations                                 0.89                5.42
                                                -------             -------

Less distributions:
  From net investment income                     (0.44)              (0.37)
  From net realized gain on investments               _              (0.73)
                                                -------             -------
     Total distributions                         (0.44)              (1.10)
                                                -------             -------

NET ASSET VALUE, END OF PERIOD                   $24.77              $24.32
                                                =======              ======

TOTAL RETURN<F2>                                  3.64%              27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
     (in thousands)                             $24,462             $28,034
  Ratio of expenses to average
     net assets<F3><F4>                           1.00%               1.00%
  Ratio of net investment income to
     average net assets<F3><F4>                   3.36%               1.69%
  Portfolio turnover rate                          114%                272%

<F1> Commencement of operations after the close of business on December 31,
1997.
<F2> Not annualized for the six months ended June 30, 1999.
<F3> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 1.61% and 1.67%, and the ratio of net investment income to average net assets would have been 2.75% and 1.02% for 1999 and 1998, respectively.
<F4> Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS - Unaudited

June 30, 1999

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Dividends differ from book net investment income due to the nondeductible tax treatment of items such as organization costs. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the six months ended June 30, 1999, are summarized below:
------------------------------------------------------------------------------
            DISCRETIONARY                        SELECT          EURO SELECT
               EQUITY           EQUITY           EQUITY             EQUITY
              PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------
Purchases   $133,165,911      $510,640,742     $34,090,171       $28,553,915
Sales       $144,001,969      $433,332,858     $14,893,694       $32,579,325

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At June 30, 1999, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $191,646,546, $749,728,171, $28,721,049 and $23,116,450 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively, were as follows:

-------------------------------------------------------------------------------
                         DISCRETIONARY                   SELECT    EURO SELECT
                            EQUITY         EQUITY        EQUITY      EQUITY
                           PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------
Unrealized  appreciation $45,799,507    $177,944,035   $3,186,192    $2,670,768
Unrealized depreciation   (2,129,757)    (11,170,075)    (327,203)     (717,566)
                         -----------    ------------   ----------    ----------
Net unrealized
    appreciation
    on investments       $43,669,750    $166,773,960   $2,858,989    $1,953,202
                         ===========    ============   ==========    ==========

At December 31, 1998, the Portfolios had net realized capital losses from transactions between November 1, 1998, and December 31, 1998, which for tax purposes are deferred and will be recognized in 1999, and capital loss carryforwards (which are available to offset future capital gains through 2006) as follows:

-------------------------------------------------------------------------------
                          DISCRETIONARY                  SELECT    EURO SELECT
                             EQUITY        EQUITY        EQUITY       EQUITY
                            PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------
Post-October losses        $1,505,431    $7,571,348            _     $84,203
Capital loss carryforwards          _    $1,333,712     $135,320           _

INVESTMENT ADVISORY AGREEMENT
The Discretionary Equity, Equity and Select Equity Portfolio each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets and the Euro Select Equity Portfolio pays the Adviser an annual management fee of 1.00% of average net assets. Pursuant to an expense cap agreement dated April 30, 1999 between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolio's expenses would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolios would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets.

DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary

INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226


DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

    This Semi-Annual Report is submitted for the general information of the shareholders of the ICAP Funds.
     It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(logo)
ICAP
Institutional Capital/R

ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

C/ Copyright 1999 Institutional Capital Corporation

                                                                      33-0799-3M
                                                                     IC-410-0899